Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.0%	Shares	Value
Equity - 85.0%
Energy Select Sector SPDR Fund	78,430	$ 7,137,130
Fidelity MSCI Financials Index ETF	95,500	7,005,880
Invesco S&P 500 BuyWrite ETF	114,505	2,692,013
iShares MSCI USA Momentum Factor ETF	32,316	7,058,784
iShares U.S. Transportation ETF	96,400	6,734,504
SPDR Dow Jones Industrial Average ETF Trust	15,560	6,821,037
Vanguard Mid-Cap Growth ETF	26,222	6,818,507
		44,267,855
Fixed Income - 3.7%
iShares Broad USD High Yield Corporate Bond ETF	17,215	644,702
Janus Henderson AAA CLO ETF	13,295	676,848
Vanguard Total International Bond ETF	12,617	624,541
		1,946,091
Commodity - 5.2%
SPDR Gold MiniShares Trust (a)	48,300	2,730,882

Specialty - 5.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	95,345	2,636,289

Investments at Value - 99.0% (Cost $52,456,185)		$ 51,581,117

Other Assets in Excess of Liabilities - 1.0%		535,999

Net Assets - 100.0%		$ 52,117,116

(a)	Non-income producing security.